Guarantees granted, commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of purchase obligations	Future minimum purchase obligations under these arrangements at December 31, 2024 were as follows:

(€ million)
2025	€1,575
2026	€3,169
2027	€3,849
2028	€4,274
2029	€4,398
2030 and thereafter	€2,606